PROVISIONS	12 Months Ended
Dec. 31, 2021
PROVISIONS
PROVISIONS

24. PROVISIONS

	Decommissioning
($ millions)	and Restoration(1)	Royalties	Other(2)	Total
At December 31, 2019	8 898	133	276	9 307
Liabilities incurred	967	16	190	1 173
Change in discount rate	402	-	-	402
Changes in estimates	(268)	(71)	5	(334)
Liabilities settled	(231)	(7)	(4)	(242)
Accretion	278	-	-	278
Foreign exchange	(2)	-	-	(2)
At December 31, 2020	10 044	71	467	10 582
Less: current portion	(250)	(71)	(206)	(527)
	9 794	-	261	10 055
At December 31, 2020	10 044	71	467	10 582
Liabilities incurred	104	137	171	412
Change in discount rate	(1 260)	-	-	(1 260)
Changes in estimates	(76)	(12)	(13)	(101)
Liabilities settled	(263)	26	(84)	(321)
Accretion	304	-	-	304
Asset disposals	(61)	-	-	(61)
Foreign exchange	-	-	-	-
At December 31, 2021	8 792	222	541	9 555
Less: current portion	(266)	(222)	(291)	(779)
	8 526	-	250	8 776

(1)	Represents decommissioning and restoration provisions associated with the retirement of Property, Plant and Equipment and Exploration and Evaluation assets. The total undiscounted and uninflated amount of estimated future cash flows required to settle the obligations at December 31, 2021 was approximately $13.8 billion (December 31, 2020 – $14.1 billion). A weighted average credit-adjusted risk-free interest rate of 3.70% was used to discount the provision recognized at December 31, 2021 (December 31, 2020 – 3.10%). The credit-adjusted risk-free interest rate used reflects the expected time frame of the provisions. Payments to settle the decommissioning and restoration provisions occur on an ongoing basis and will continue over the lives of the operating assets, which can exceed 50 years.
(2)	Includes legal and environmental provisions. It also includes a provision, with the offset being recorded to transportation expense, for $187 million (after-tax $142 million) related to the Keystone XL pipeline project and a restructuring provision remaining for $88 million.

Sensitivities

Changes to the discount rate would have the following impact on Decommissioning and Restoration liabilities:

As at December 31	2021	2020
1% Increase	(1 497)	(1 919)
1% Decrease	2 113	2 806